EATON VANCE GLOBAL DIVIDEND INCOME FUND
Supplement to Summary Prospectus dated March 1, 2015

Effective immediately, the portfolio managers are John H. Croft and Michael A. Allison.  On September 30, 2015, Christopher Dyer will join the portfolio management team and the following replaces “Portfolio Managers” under “Management”:

Portfolio Managers

Christopher Dyer (lead portfolio manager), Director of Global Equity for the Eaton Vance organization, has managed the Fund since September 30, 2015.

Michael A. Allison, Vice President of BMR, has managed the Fund since 2013.

John H. Croft, Vice President of BMR, has managed the Fund and the Global Dividend Income Portfolio (the Portfolio the Fund previously invested in) since 2012.

June 30, 2015	18883 6.30.15

EATON VANCE GLOBAL DIVIDEND INCOME FUND

Supplement to Prospectus dated March 1, 2015

Effective immediately, the portfolio managers are John H. Croft and Michael A. Allison.  On September 30, 2015, Christopher Dyer will join the portfolio management team and, as of such date, the Prospectus is revised as follows:

1. The following replaces “Portfolio Managers” under “Fund Summary”:

Portfolio Managers

Christopher Dyer (lead portfolio manager), Director of Global Equity for the Eaton Vance organization, has managed the Fund since September 30, 2015.

Michael A. Allison, Vice President of BMR, has managed the Fund since 2013.

John H. Croft, Vice President of BMR, has managed the Fund and the Global Dividend Income Portfolio (the Portfolio the Fund previously invested in) since 2012.

2. The following replaces the fourth paragraph under “Management.” in “Management and Organization”:

The Fund is managed by Christopher Dyer (lead portfolio manager), John H. Croft and Michael A. Allison. Mr. Dyer has served as a portfolio manager since September 30, 2015 and manages other Eaton Vance portfolios.  He is Director of Global Equity for the Eaton Vance organization.  Prior to joining Eaton Vance Management (International) Ltd. in June 2015, Mr. Dyer was Head of European Equity at Goldman Sachs Asset Management (“GSAM”) in London, where he also served in various portfolio management roles during his fourteen-year tenure (2001-2015). Mr. Croft has served as portfolio manager of Global Dividend Income Portfolio (the Portfolio the Fund previously invested in) since 2012. Mr. Allison has served as a portfolio manager of the Fund since 2013. Mr. Croft manages other Eaton Vance portfolios, has been an analyst at Eaton Vance for more than five years, and is a Vice President of Eaton Vance and BMR. Mr. Allison manages other Eaton Vance portfolios, has managed Eaton Vance portfolios for more than five years, and is a Vice President of Eaton Vance and BMR.

June 30, 2015	18884 6.30.15

EATON VANCE GLOBAL DIVIDEND INCOME FUND

Supplement to Statement of Additional Information dated March 1, 2015

1. Effective September 30, 2015, the following is added to the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Christopher Dyer*
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

* As of June 30, 2015.  Mr. Dyer became a portfolio manager effective September 30, 2015.

Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in the Eaton Vance Family of Funds
Christopher Dyer*	None	None

* As of June 30, 2015.

2. The following is added as the second paragraph under “Information About BMR and Eaton Vance.” in “Investment Advisory and Administrative Services”:

Commencing on or about September 30, 2015, BMR expects to use the portfolio management, research and other resources of Eaton Vance Management International (“EVMI”) in rendering investment advisory services to the Fund.  EVMI is a subsidiary of EVC and an affiliate of BMR. EVMI is not registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended. EVMI has entered into a Memorandum of Understanding (“MOU”) with BMR pursuant to which EVMI is considered a participating affiliate of the adviser as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the supervision of a U.S. registered adviser. Investment professionals from EVMI may render portfolio management, research and other services to the Fund under the MOU and are subject to supervision by BMR.

June 30, 2015

EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND
Supplement to Summary Prospectus dated March 1, 2015

Effective immediately, the portfolio managers are John H. Croft and Michael A. Allison.  On September 30, 2015, Christopher Dyer will join the portfolio management team and the following replaces “Portfolio Managers” under “Management”:

Portfolio Managers

Christopher Dyer (lead portfolio manager), Director of Global Equity for the Eaton Vance organization, has managed the Fund since September 30, 2015.

Michael A. Allison, Vice President of Eaton Vance, has managed the Fund since 2013.

John H. Croft, Vice President of Eaton Vance, has managed the Fund since 2010.

June 30, 2015	18881 6.30.15

EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND

Supplement to Prospectus dated March 1, 2015

Effective immediately, the portfolio managers are John H. Croft and Michael A. Allison.  On September 30, 2015, Christopher Dyer will join the portfolio management team and, as of such date, the Prospectus is revised as follows:

1. The following replaces “Portfolio Managers” under “Fund Summaries – Eaton Vance Tax-Managed Global Dividend Income Fund”:

Portfolio Managers

Christopher Dyer (lead portfolio manager), Director of Global Equity for the Eaton Vance organization, has managed the Fund since September 30, 2015.

Michael A. Allison, Vice President of Eaton Vance, has managed the Fund since 2013.

John H. Croft, Vice President of Eaton Vance, has managed the Fund since 2010.

2. The following replaces the third paragraph under “Tax-Managed Global Dividend Income Fund.” in “Management.” under “Management and Organization”:

Tax-Managed Global Dividend Income Fund is managed by Christopher Dyer (lead portfolio manager), John H. Croft and Michael A. Allison. Mr. Dyer has served as a portfolio manager since September 30, 2015 and manages other Eaton Vance portfolios.  He is Director of Global Equity for the Eaton Vance organization.  Prior to joining Eaton Vance Management (International) Ltd. in June 2015, Mr. Dyer was Head of European Equity at Goldman Sachs Asset Management (“GSAM”) in London, where he also served in various portfolio management roles during his fourteen-year tenure (2001-2015). Mr. Croft has served as a portfolio manager of the Fund since March 2010 and Michael A. Allison has served as a portfolio manager since November 2013. Mr. Croft manages other Eaton Vance portfolios, has been an analyst at Eaton Vance for more than five years, and is a Vice President of Eaton Vance. Mr. Allison manages other Eaton Vance portfolios, has managed Eaton Vance portfolios for more than five years and is a Vice President of Eaton Vance.

June 30, 2015	18882 6.30.15

EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND

Supplement to Statement of Additional Information dated March 1, 2015

1. Effective September 30, 2015, the following is added to the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Christopher Dyer*
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

* As of June 30, 2015.  Mr. Dyer became a portfolio manager effective September 30, 2015.

Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in the Eaton Vance Family of Funds
Christopher Dyer*	None	None

* As of June 30, 2015.

2. The following is added as the second paragraph under “Information About BMR and Eaton Vance.” in “Investment Advisory and Administrative Services”:

Commencing on or about September 30, 2015, Eaton Vance expects to use the portfolio management, research and other resources of Eaton Vance Management International (“EVMI”) in rendering investment advisory services to Tax-Managed Global Dividend Income Fund.  EVMI is a subsidiary of EVC and an affiliate of Eaton Vance. EVMI is not registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended. EVMI has entered into a Memorandum of Understanding (“MOU”) with Eaton Vance pursuant to which EVMI is considered a participating affiliate of the adviser as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the supervision of a U.S. registered adviser. Investment professionals from EVMI may render portfolio management, research and other services to Tax-Managed Global Dividend Income Fund under the MOU and are subject to supervision by Eaton Vance.

June 30, 2015